Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Primis Bank
Exempt Party-In-Interest Transactions
Exempt Party-In-Interest Transactions

4.   Exempt Party-In-Interest Transactions

Certain Plan investments in the form of shares of mutual funds managed by Voya Financial were held during the year. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund. Voya Financial is the custodian of the Plan and, therefore, these transactions qualify as exempt party-in-interest transactions. Fees paid to Voya Financial by the Plan during the year ended December 31, 2025 for administrative services was $194,868.

At December 31, 2025 and 2024, the Plan held 104,855 and 101,503 shares, respectively, of the Company’s common stock. During 2025, the Plan did not record any dividend income related to the Company’s common stock.

Notes receivable from participants also qualify as party-in-interest transactions.